ASSET PURCHASE AGREEMENT (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2022	Apr. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Revenues			$ 434
Repayment to related party			211,000		$ 211,000
Selling and marketing expense			4,184,000	$ 3,092,000	13,671,000	$ 9,848,000
Related Party [Member]
Asset Acquisition [Line Items]
Repayment to related party			1,000,000		1,000,000
Bourns Production, Inc
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment	$ 197,000
Thomason Jones Company LLC [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment					444,000
Contingent payments		$ 1,000,000
Revenues			3,000,000		3,000,000
Selling and marketing expense			417,000		417,000
Accrued expense			1,147,000		782,000
Thomason Jones Company LLC [Member] | April Twenty Twenty Two Asset Purchase Agreement [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment			444,000
Contingent payments		1,000,000
Thomason Jones Company LLC [Member] | Related Party [Member]
Asset Acquisition [Line Items]
Repayment to related party			$ 1,000,000		$ 1,000,000
Thomason Jones Company LLC [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment		444,000
Thomason Jones Company LLC [Member] | Maximum [Member] | April Twenty Twenty Two Asset Purchase Agreement [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment		$ 700,000